Business acquisitions and development projects - Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 20, 2013 New England Gas Company	Apr. 02, 2013 Peach State Gas System	Feb. 01, 2013 Pine Bluff Water System	Jan. 02, 2013 Shady Oaks	Jul. 03, 2012 New Hampshire Electric and Gas Utilities	Jul. 03, 2012 Granite State	Jul. 03, 2012 EnergyNorth Natural Gas Inc
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash			76		8	4,682	395	395	0
Restricted cash							3,252	3,252	0
Working capital			8,175	9,605	766	(846)	17,336	1,916	15,420
Property, plant and equipment			84,636	141,983	28,371	144,243	343,240	86,935	256,305
Goodwill	84,647	61,459		12,226	5,034		28,537	0	28,537
Derivative asset				231
Regulatory assets			47,644		957		118,809	31,683	87,126
Deferred financing							31	31	0
Other assets			1,197				83	0	83
Customer deposits							(1,623)	(661)	(962)
Long term debt (including current portion)			(25,836)			(149,235)	(15,188)	(15,188)	0
Regulatory liabilities			(15,969)	(3,807)	(135)		(32,989)	(5,533)	(27,456)
Other liabilities				(1,853)	(169)		(4,755)	(1,468)	(3,287)
Advances in aid of construction							(86)	0	(86)
Pension and OPEB			(25,360)	(4,615)	(4,277)		(48,305)	(19,108)	(29,197)
Derivative liabilities				(184)			(2,598)	0	(2,598)
Environmental obligation			(10,225)				(54,431)	0	(54,431)
Asset retirement obligation						(1,363)
Deferred income tax assets (liability), net			(1,217)	1,992	(2,697)	2,519	(61,484)	0	(61,484)
Total net assets acquired			63,121	155,578	27,858	0	290,224	82,254	207,970